Property and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Property and equipment
Beginning balance	$ 2,218,982	$ 1,414,509
Ending balance	2,354,863	2,218,982	$ 1,414,509
Cost
Property and equipment
Beginning balance	2,620,537	1,685,315	769,451
Business acquisition			417,554
Additions	834,296	1,175,931	544,354
Disposals	(534,194)	(270,828)	(64,101)
Currency translation	(70,118)	30,119	18,057
Ending balance	2,895,328	2,620,537	1,685,315
Accumulated depreciation
Property and equipment
Beginning balance	(401,555)	(270,806)	(231,386)
Depreciation	183,092	157,947	69,420
Disposals	(44,182)	(27,198)	(30,000)
Ending balance	(540,465)	(401,555)	(270,806)
Machinery and equipment
Property and equipment
Beginning balance	135,280	135,334
Ending balance	153,184	135,280	135,334
Machinery and equipment | Cost
Property and equipment
Beginning balance	333,084	302,938	187,850
Additions	41,209	30,146	115,088
Ending balance	374,293	333,084	302,938
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(197,804)	(167,604)	(148,156)
Depreciation	23,305	30,200	19,448
Ending balance	(221,109)	(197,804)	(167,604)
Rolling stock
Property and equipment
Beginning balance	88,665	7,813
Ending balance	71,684	88,665	7,813
Rolling stock | Cost
Property and equipment
Beginning balance	118,664	32,175	32,175
Additions	69,350	197,739
Disposals	(67,043)	(111,215)
Currency translation	(2,347)	(35)
Ending balance	118,624	118,664	32,175
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(29,999)	(24,362)	(21,014)
Depreciation	24,483	23,938	3,348
Disposals	(7,542)	(18,301)
Ending balance	(46,940)	(29,999)	(24,362)
Computer equipment
Property and equipment
Beginning balance	8,229	6,249
Ending balance	9,009	8,229	6,249
Computer equipment | Cost
Property and equipment
Beginning balance	21,032	14,647	8,436
Additions	565	11,284	6,211
Disposals		(4,899)
Ending balance	25,243	21,032	14,647
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(12,803)	(8,398)	(4,556)
Depreciation	3,431	5,079	3,842
Disposals		(674)
Ending balance	(16,234)	(12,803)	(8,398)
Moulds
Property and equipment
Beginning balance	838,896	640,585
Ending balance	841,124	838,896	640,585
Moulds | Cost
Property and equipment
Beginning balance	911,924	691,005	506,172
Additions	30,501	220,919	214,833
Disposals			(30,000)
Ending balance	942,425	911,924	691,005
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(73,028)	(50,420)	(57,660)
Depreciation	28,273	22,608	22,760
Disposals			(30,000)
Ending balance	(101,301)	(73,028)	(50,420)
Leasehold improvements
Property and equipment
Beginning balance	219,851	119,654
Ending balance	255,528	219,851	119,654
Leasehold improvements | Cost
Property and equipment
Beginning balance	264,356	131,233	34,818
Additions	87,959	133,123	96,415
Ending balance	352,315	264,356	131,233
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(44,505)	(11,579)
Depreciation	52,282	32,926	11,579
Ending balance	(96,787)	(44,505)	(11,579)
Boat rental fleet
Property and equipment
Beginning balance	928,061	504,874
Ending balance	1,024,334	928,061	504,874
Boat rental fleet | Cost
Property and equipment
Beginning balance	971,477	513,317
Business acquisition			417,554
Additions	604,712	582,720	111,807
Disposals	(467,151)	(154,714)	(34,101)
Currency translation	(67,771)	30,154	18,057
Ending balance	1,082,428	971,477	513,317
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(43,416)	(8,443)
Depreciation	51,318	43,196	8,443
Disposals	(36,640)	(8,223)
Ending balance	$ (58,094)	$ (43,416)	$ (8,443)